Stock Compensation Plans - Summary of Restricted Stock Award and Restricted Stock Unit Activity (Details) - First Data Holdings - Restricted stock awards and restricted stock units - $ / shares shares in Millions
12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested Beginning Balance (in shares)	17
Granted (in shares)	37
Vested (in shares)	(4)
Cancelled/Forfeited (in shares)	(4)
Nonvested Ending Balance (in shares)	46
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested Weighted Average Grant-Date Fair Value Beginning Balance	$ 3.18
Weighted Average Grant-Date Fair Value Granted	4.00
Weighted Average Grant-Date Fair Value Vested	3.18
Weighted Average Grant-Date Fair Value Cancelled/Forfeited	3.81
Nonvested Weighted Average Grant-Date Fair Value Ending Balance	$ 3.79